Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of assets and liabilities

	12.31.2023	12.31.2022
Fair value Asset Position (Liability)
Open derivatives transactions	20	-120
Closed derivatives transactions awaiting financial settlement	10	27
Recognized in Statements of Financial Position	30	-93
Other assets (note 21)	92	54
Other liabilities (note 21)	-62	-147

Schedule of statement of financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Derivatives not designated for hedge accounting
Future contracts - total (1)	(1,053)	683	1	(40)
Long position/Crude oil and oil products	2,527	9,058	−	-	2024
Short position/Crude oil and oil products	(3,580)	(8,375)	−	-	2024
Swap (2)					−
Short position/ Soybean oil	(1)	(3)	−	−	2024
Forward contracts (3)
Short position/Foreign currency forwards (BRL/USD)	(1)	−	-	-	2024
Swap (3)		-		−
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	68	(16)	2029/2034
Foreign currency / Cross-currency Swap (3)	US$ 729	US$ 729	(49)	(64)	2024/2029
Total open derivative transactions			20	(120)
(1) Notional value in thousands of bbl.
(2) Notional value in thousands of tons.
(3) Amounts in US$ and R$ are presented in million.

Schedule of the statement profit or loss

	Gains/ (losses) recognized in the statement of income
	2023	2022	2021
Commodity derivatives
Other commodity derivative transactions - Note 35.2.1 (a)	11	(256)	(79)
Recognized in Other Income and Expenses	11	(256)	(79)
Currency derivatives
Swap Pounds Sterling x Dollar	−	(297)	(85)
NDF – Pounds Sterling x Dollar	−	−	9
Swap CDI x Dollar - Note 35.2.2 (b)	81	211	(3)
Others	−	5	1
	81	(81)	(78)
Interest rate derivatives
Swap - CDI X IPCA	25	(50)	(41)
	25	(50)	(41)
Cash flow hedge on exports -Note 35.2.2 (a)	(3,763)	(4,871)	(4,585)
Recognized in Net finance income (expense)	(3,657)	(5,002)	(4,704)
Total open derivative transactions	(3,646)	(5,258)	(4,783)

Schedule of the statement comprehensive income

	Gains/ (losses) recognized in other comprehensive income
	2023	2022	2021
Cash flow hedge on exports - Note 35.2.2 (a)	8,317	10,094	636

Schedule of guarantees given as collateral

Guarantees given as collateral
	12.31.2023	12.31.2022
Commodity derivatives	18	96

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(18)	(37)
Future and forward contracts	Soybean oil - price changes	-	−	−
Forward contracts	Foreign currency - depreciation BRL x USD	-	-	−
		−	(18)	(37)
		−	(18)	(37)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 12.31.2023
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2024 to December 2033	65,138	315,350

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2022	62,119	324,121
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	28,945	144,095
Exports affecting the statement of income	(9,380)	(46,894)
Principal repayments / amortization	(16,546)	(82,733)
Foreign exchange variation	-	(23,239)
Amounts designated as of December 31, 2023	65,138	315,350
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2023	84,028	406,807

Schedule of cumulative foreign exchange losses recognized

	Exchange rate variation	Tax effect	Total
Balance at January 1, 2023	(26,527)	9,020	(17,507)
Recognized in Other comprehensive income	4,554	(1,550)	3,004
Reclassified to the statement of income - occurred exports	3,763	(1,280)	2,483
Balance at December 31, 2023	(18,210)	6,190	(12,020)

	Exchange rate variation	Tax effect	Total
Balance at January 1, 2022	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,223	(1,776)	3,447
Reclassified to the statement of income - occurred exports	4,871	(1,656)	3,215
Balance at December 31, 2022	(26,527)	9,020	(17,507)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2024	2025	2026	2027	2028	2029 to 2033	Total
Expected realization	(7,439)	(4,145)	(3,020)	(3,714)	(2,024)	2,132	(18,210)

Schedule of sensitivity analysis, keeping all other variables remaining constant

	Possible Result	Remote Result
SWAP Exchange rate (IPCA x USD)	(9)	(19)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 12.31.2023	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	8,519	279	1,741	3,483
	Liabilities	(102,102)	(3,347)	(20,458)	(40,916)
	Exchange rate - Cross currency swap	(621)	(20)	(124)	(248)
	Cash flow hedge on exports	65,136	2,135	13,027	26,055
	Total	(29,068)	(953)	(5,814)	(11,626)

Euro/Dollar	Assets	1,286	18	257	514
	Liabilities	(2,193)	(30)	(439)	(877)
	Total	(907)	(12)	(182)	(363)

Pound/Dollar	Assets	1,547	23	309	619
	Liabilities	(3,051)	(45)	(610)	(1,220)
	Total	(1,504)	(22)	(301)	(601)

Pound/Real	Assets	1	−	−	−
	Liabilities	(33)	(2)	(7)	(13)
	Total	(32)	(2)	(7)	(13)

Euro/Real	Assets	5	−	1	2
	Liabilities	(15)	(1)	(3)	(6)
	Total	(10)	(1)	(2)	(4)

Peso/Dollar	Assets	12	(6)	(2)	(4)
	Total	12	(6)	(2)	(4)
Total at December 31, 2023		(31,509)	(996)	(6,308)	(12,611)
(1) At December 31, 2023, the probable scenario was computed based on the following risks: R$ x U.S. dollar - a 3.28% depreciation of the real; peso x U.S. dollar - a 98,7% depreciation of the peso; euro x dollar: a 1.3% appreciation of the euro; pound sterling x U.S. dollar - a 1.42% appreciation of the pound sterling; real x euro: a 4.7% depreciation of the real; real x pound sterling - a 4.7% depreciation of the real. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

Risk	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
LIBOR 6M	16	19	22
SOFR 3M (2)	97	125	153
SOFR 6M (2)	133	158	182
SOFR O/N (2)	131	183	235
CDI	233	327	420
TR	6	9	11
TJLP	64	90	116
IPCA	102	143	184
	782	1,054	1,323
(1) The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
(2) It represents the Secured Overnight Financing Rate.

Schedule of credit quality of cash and cash equivalents

	Cash and cash equivalents		Marketable securities
	12.31.2023	12.31.2022	12.31.2023	12.31.2022
AA	593	−	651	−
A	6,890	3,806	464	820
BBB	20	212	−	−
BB	3,251	917	−	205
AAA.br	1,966	3,034	4,113	3,311
AA.br	−	1	−	1
Other ratings	7	26	−	−
	12,727	7,996	5,228	4,337

Schedule of fair value of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Commodity derivatives	1	-	-	1
Interest rate derivatives	-	68	-	68
Balance at December 31, 2023	1	68	-	69
Balance at December 31, 2022	−	−	−	−

Liabilities
Foreign currency derivatives	-	(49)	-	(49)
Balance at December 31, 2023	−	(49)	-	(49)
Balance at December 31, 2022	(40)	(81)	−	(121)